Summary of Quarterly Operating Results and Comprehensive Income (Unaudited) (Quarterly Results) (Details 1) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenues
Education	$ 380,953	$ 377,033	$ 386,698	$ 372,975	$ 391,261	$ 386,936	$ 419,144	$ 401,006	$ 1,517,659	$ 1,598,347	$ 1,927,405
Advertising	84,517	74,198	77,437	69,221	90,707	91,597	75,494	73,104	305,373	330,902	299,076
Other	210,347	205,994	211,952	140,521	147,611	143,105	134,295	127,630	768,814	552,641	359,633
Total Operating Revenues	675,817	657,225	676,087	582,717	629,579	621,638	628,933	601,740	2,591,846	2,481,890	2,586,114
Operating Costs and Expenses
Operating	371,922	374,987	381,747	325,687	320,677	314,513	318,612	316,228	1,454,343	1,270,030	1,306,863
Selling, general and administrative	225,477	228,051	208,973	225,289	208,281	232,080	229,442	226,294	887,790	896,097	1,080,768
Depreciation of property, plant and equipment	15,984	16,002	15,871	14,652	15,717	16,097	16,045	16,761	62,509	64,620	77,906
Amortization of Intangible Assets	12,897	10,923	10,531	6,836	7,511	6,620	6,278	6,262	41,187	26,671	19,017
Impairment of goodwill and other long-lived assets	78	312	9,224	0					9,614	1,603	259,700
Impairment of Goodwill					1,603	0	0	0	7,616	1,603
Total Operating Costs and Expenses	626,358	630,275	626,346	572,464	553,789	569,310	570,377	565,545	2,455,443	2,259,021	2,744,254
Income (Loss) from Operations	49,459	26,950	49,741	10,253	75,790	52,328	58,556	36,195	136,403	222,869	(158,140)
Equity in losses of affiliates, net	(4,697)	(532)	1,331	649	(7,042)	(1,008)	(891)	1,004	(3,249)	(7,937)	(697)
Interest Income	3,184	861	1,173	1,363	1,041	740	721	591	6,581	3,093	1,909
Interest expense	(8,103)	(8,619)	(9,035)	(8,129)	(10,857)	(8,614)	(7,971)	(7,948)	(33,886)	(35,390)	(32,654)
Non-operating pension and postretirement benefit income, net	17,657	17,621	18,620	18,801	33,699	15,705	15,584	15,677	72,699	80,665	77,315
Other income (expense), net	(2,640)	1,963	4,069	849	(28,513)	(18,225)	19,000	15,096	4,241	(12,642)	(8,623)
Income (Loss) from Continuing Operations Before Income Taxes	54,860	38,244	65,899	23,786	64,118	40,926	84,999	60,615	182,789	250,658	(120,890)
(Benefit from) Provision for Income Taxes	(159,700)	13,400	23,900	2,700	27,200	7,800	23,800	22,400	(119,700)	81,200	20,500
Net Income (Loss)	214,560	24,844	41,999	21,086	36,918	33,126	61,199	38,215	302,489	169,458	(99,220)
Income (Loss) from Continuing Operations									302,489	169,458	(141,390)
Income from Discontinued Operations, Net of Tax									0	0	42,170
Net (Income) Loss Attributable to Noncontrolling Interests	(382)	(60)	(3)	0	0	0	(433)	(435)	(445)	(868)	(1,435)
Net (Income) Loss Attributable to Noncontrolling Interests											(476)
Net Income (Loss) Attributable to Graham Holdings Company									302,044	168,590	(100,655)
Redeemable Preferred Stock Dividends									0	0	(631)
Net Income (Loss) Attributable to Graham Holdings Company Common Stockholders	214,178	24,784	41,996	21,086	36,918	33,126	60,766	37,780	302,044	168,590	(101,286)
Amounts Attributable to Graham Holdings Company Common Stockholders
Income (loss) from continuing operations									302,044	168,590	(143,456)
Income from Discontinued Operations, Net of Tax									0	0	42,170
Net Income (Loss) Attributable to Graham Holdings Company Common Stockholders	$ 214,178	$ 24,784	$ 41,996	$ 21,086	$ 36,918	$ 33,126	$ 60,766	$ 37,780	$ 302,044	$ 168,590	$ (101,286)
Per Share Information Attributable to Graham Holdings Company Common Stockholders
Basic income (loss) per common share from continuing operations in dollars per share									$ 54.24	$ 29.95	$ (25.23)
Basic income per common share from discontinued operations in dollars per share									0.00	0.00	7.36
Basic net income (loss) per common share in dollars per share	$ 38.76	$ 4.45	$ 7.51	$ 3.77	$ 6.60	$ 5.90	$ 10.82	$ 6.63	$ 54.24	$ 29.95	$ (17.87)
Basic average number of common shares outstanding in shares	5,473	5,518	5,539	5,535	5,527	5,544	5,544	5,623	5,516	5,559	5,727
Diluted income (loss) per common share from continuing operations in dollars per share									$ 53.89	$ 29.80	$ (25.23)
Diluted income per common share from discontinued operations in dollars per share									0.00	0.00	7.36
Diluted net income (loss) per common share in dollars per share	$ 38.52	$ 4.42	$ 7.46	$ 3.75	$ 6.57	$ 5.87	$ 10.76	$ 6.59	$ 53.89	$ 29.80	$ (17.87)
Diluted average number of common shares outstanding in shares	5,509	5,554	5,577	5,569	5,556	5,574	5,574	5,652	5,552	5,589	5,727
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 367,648	$ 64,029	$ 59,135	$ 39,368	$ (40,946)	$ 40,331	$ 49,996	$ 41,015	$ 530,180	$ 90,396	$ (239,455)